Earnings Per Share (Tables)	9 Months Ended
Sep. 23, 2012
Computation Of Basic And Diluted Earnings Per Share

The computation of basic and diluted earnings per share is as follows:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
BASIC:
Numerator:
Net Income	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	2,620	—	2,302	2,289	1,594

Net income (loss) available to common stockholders	$33	$(2,326)	$41	$37	$731

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732

Basic earnings (loss) per common share	$0.26	$(17.18)	$0.21	$0.20	$0.21

DILUTED
Numerator:
Net income attributed to common stockholders	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	—	—	131	130	91

Net income (loss) available to common and participating stockholders	$2,653	$(2,326)	$2,212	$2,196	$2,234

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732
Dilutive effect of preferred stock conversion	10,049,572	—	10,049,572	10,049,572	7,279,884
Dilutive effect of stock options	462,724	—	611,913	615,005	682,254

Weighted-average of diluted shares	10,638,514	135,392	10,852,651	10,845,694	11,501,870

Diluted earnings (loss) per common share	$0.25	$(17.18)	$0.20	$0.20	$0.19